Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Beginning of Year	$ 8,431	$ 8,431
Acquired goodwill
Impairment
Ending of Year	$ 8,431	$ 8,431